Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Unpaid Balance		$ 2,500	$ 5,265
Fair Value Measurements			152
Discount		(21)	(138)
Accrued Interest		388	146
Net Carrying Value		2,867	5,425
Less: current portion of long-term debt		(807)	(5,425)
Long-term debt, net of current portion		2,060
Term Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance		2,500	2,500
Fair Value Measurements
Discount		(21)	(138)
Accrued Interest		388	107
Net Carrying Value		$ 2,867	2,469
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance			765
Fair Value Measurements
Discount
Accrued Interest			39
Net Carrying Value			804
Contingently Convertible Notes Payable including Accrued Interest At Fair Value [Member]
Short-Term Debt [Line Items]
Unpaid Balance			1,000
Fair Value Measurements			152
Discount
Accrued Interest	[1]
Net Carrying Value			1,152
Loans Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance			1,000
Fair Value Measurements
Discount
Accrued Interest
Net Carrying Value			$ 1,000

[1]	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 4, and applicable sections below.